Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers - $ / shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Outstanding, Number of options		22,267,758		18,323,222
Exercisable, Number of options		15,999,078		11,332,153
Exercise Price 0.03 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.03		$ 0.03
Outstanding, Number of options		4,451		19,288
Outstanding, Weighted average remaining contractual life (years)		1 year 9 months 18 days		2 years 9 months 18 days
Exercisable, Number of options		4,451		19,288
Exercisable, Weighted average remaining contractual life (years)		1 year 9 months 18 days		2 years 9 months 18 days
Exercise price 0.068 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.068		$ 0.068
Outstanding, Number of options		13,728,037		14,678,734
Outstanding, Weighted average remaining contractual life (years)		4 years		5 years
Exercisable, Number of options		13,649,773		9.507559
Exercisable, Weighted average remaining contractual life (years)		4 years		5 years
Exercise price 0.07 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.07		$ 0.17
Outstanding, Number of options		5,300,000	[1]	2,003,436
Outstanding, Weighted average remaining contractual life (years)		6 years 6 months		6 years 4 months 24 days
Exercisable, Number of options
Exercisable, Weighted average remaining contractual life (years)
Exercise price 0.17 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.17
Outstanding, Number of options		2,003,436
Outstanding, Weighted average remaining contractual life (years)		5 years 4 months 24 days
Exercisable, Number of options		1,113,020
Exercisable, Weighted average remaining contractual life (years)		5 years 4 months 24 days
Exercise price 0.27 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.27		$ 0.27
Outstanding, Number of options		739,000		809,000
Outstanding, Weighted average remaining contractual life (years)		3 years		4 years
Exercisable, Number of options		739,000		792,542
Exercisable, Weighted average remaining contractual life (years)		3 years		4 years
Exercise price 0.34 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.34		$ 0.34
Outstanding, Number of options		8,020		8,020
Outstanding, Weighted average remaining contractual life (years)		10 months 24 days		1 year 10 months 24 days
Exercisable, Number of options		8,020		8,020
Exercisable, Weighted average remaining contractual life (years)		10 months 24 days		1 year 10 months 24 days
Exercise price 0.92 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.92		$ 0.92
Outstanding, Number of options		455,501		540,501
Outstanding, Weighted average remaining contractual life (years)		1 year 6 months		2 years 4 months 24 days
Exercisable, Number of options		455,501		540,501
Exercisable, Weighted average remaining contractual life (years)		1 year 6 months		2 years 4 months 24 days
Exercise price 5.73 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 5.73		$ 5.73
Outstanding, Number of options		29,313		29,981
Outstanding, Weighted average remaining contractual life (years)		10 months 24 days		1 year 9 months 18 days
Exercisable, Number of options		29,313		29,981
Exercisable, Weighted average remaining contractual life (years)		10 months 24 days		1 year 9 months 18 days
lower than $0.01 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)	[2]
Outstanding, Number of options				230,425
Outstanding, Weighted average remaining contractual life (years)
Exercisable, Number of options				230,425
Exercisable, Weighted average remaining contractual life (years)
Exercise price 4.72 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)				$ 4.72
Outstanding, Number of options				1,068
Outstanding, Weighted average remaining contractual life (years)				2 months 12 days
Exercisable, Number of options				1,068
Exercisable, Weighted average remaining contractual life (years)				2 months 12 days
Exercise price 5.05 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)				$ 5.05
Outstanding, Number of options				2,769
Outstanding, Weighted average remaining contractual life (years)				2 months 12 days
Exercisable, Number of options				2,769
Exercisable, Weighted average remaining contractual life (years)				2 months 12 days

[1]	Represents an amount lower than $0.01.
[2]	1,249,758 options to the Company’s new Chief Executive Officer were not officially issued since the number of reserved shares under the Company’s employee stock option plan were not sufficient to support such grant in its totality (and therefore not presented within the related line item above). Refer to Note 13.e. for additional information.